6. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Fair value of financial liabilities

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$—	$—
Total	$—	$—	$—	$—

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Derivative liability	$—	$—	$732,260	$732,260
Total	$—	$—	$732,260	$732,260

 The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities for the three months ended March 31, 2016:

Balance, December 31, 2015	$—
Transfers in of Level 3	509,404
Mark-to-market – loss on change in fair value of derivative liability - 2016	222,856
Balance, March 31, 2016	$732,260

Balance, December 31, 2013	$—
Transfers in of Level 3	346,467
Mark-to-market – loss on change in fair value of derivative liability - 2014	753,241
Balance, December 31, 2014	$1,099,708
Mark-to-market – loss on change in fair value of derivative liability -2015	2,236,401
Transfers out of Level 3	(3,336,109)
Balance, December 31, 2015	$—

Derivative Liabilities Assumptions Used
	Commitment Date	Premeasurement Dates
Expected dividends	0%	0%
Expected volatility	150%	75% - 150%
Expected term	3-5 years	1.83 – 4.70 years
Risk free interest rate	0.75% - 1.1%	0.89% - 1.37%